UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Large Cap Growth Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.9%
Technology - 24.2%
Computer Services, Software & Systems - 12.9%
ANSYS, Inc. (a)	363,590	$31,210,566
Aspen Technology, Inc. (a)	348,530	15,471,247
F5 Networks, Inc. (a)	150,470	18,360,349
Facebook, Inc.-Class A (a)	1,071,195	84,378,030
Google, Inc.-Class A (a)	36,235	19,884,681
Google, Inc.-Class C (a)	101,159	54,356,735
GrubHub, Inc. (a)	333,940	13,748,310
LinkedIn Corp.-Class A (a)	68,350	17,233,085
ServiceNow, Inc. (a)	232,026	17,369,466
Twitter, Inc. (a)	680,680	26,519,293

		298,531,762

Computer Technology - 6.4%
Apple, Inc.	1,185,564	148,373,335

Electronic Components - 1.2%
Amphenol Corp.-Class A	498,793	27,618,168

Semiconductors & Component - 3.7%
Altera Corp.	377,500	15,734,200
Linear Technology Corp.	809,003	37,319,308
NVIDIA Corp.	1,539,718	34,174,041

		87,227,549

		561,750,814

Consumer Discretionary - 23.3%
Auto Parts - 1.6%
Mobileye NV (a)(b)	834,036	37,414,855

Cable Television Services - 1.6%
Comcast Corp.-Class A	658,870	38,056,331

Cosmetics - 0.6%
Estee Lauder Cos., Inc. (The)-Class A	171,840	13,968,874

Diversified Retail - 2.6%
Costco Wholesale Corp.	287,320	41,101,126
Dollar Tree, Inc. (a)	258,540	19,755,041

		60,856,167

Entertainment - 3.3%
Walt Disney Co. (The)	707,817	76,953,864

Leisure Time - 1.9%
Priceline Group, Inc. (The) (a)	35,750	44,251,708

Photography - 0.4%
GoPro, Inc.-Class A (a)(b)	168,682	8,447,595

Recreational Vehicles & Boats - 1.1%
Polaris Industries, Inc.	189,669	25,977,066

Restaurants - 2.7%
Starbucks Corp.	1,272,112	63,071,313

Company	Shares	U.S. $ Value
Specialty Retail - 5.0%
Home Depot, Inc. (The)	690,714	$73,892,584
O’Reilly Automotive, Inc. (a)	104,420	22,745,808
Ulta Salon Cosmetics & Fragrance, Inc. (a)	127,520	19,266,997

		115,905,389

Textiles, Apparel & Shoes - 2.5%
NIKE, Inc.-Class B	575,617	56,893,984

		541,797,146

Health Care - 17.1%
Biotechnology - 3.8%
Biogen, Inc. (a)	237,786	88,915,319

Health Care Management Services - 3.8%
UnitedHealth Group, Inc.	780,852	86,986,913

Health Care Services - 0.7%
Premier, Inc.-Class A (a)	428,869	16,254,135

Health Care: Misc. - 1.2%
Quintiles Transnational Holdings, Inc. (a)	412,457	27,172,667

Medical & Dental Instruments & Supplies - 0.6%
Align Technology, Inc. (a)	222,508	13,092,371

Medical Equipment - 4.3%
Illumina, Inc. (a)	148,399	27,342,516
Intuitive Surgical, Inc. (a)	147,863	73,337,091

		100,679,607

Pharmaceuticals - 2.7%
Gilead Sciences, Inc. (a)	633,120	63,634,891

		396,735,903

Producer Durables - 9.3%
Aerospace - 1.4%
Rockwell Collins, Inc.	349,100	33,977,903

Air Transport - 1.2%
Alaska Air Group, Inc.	449,782	28,813,035

Back Office Support, HR & Consulting - 0.6%
Robert Half International, Inc.	245,660	13,621,847

Diversified Manufacturing Operations - 1.6%
Danaher Corp.	452,827	37,077,475

Railroad Equipment - 1.2%
Wabtec Corp./DE	288,895	27,170,575

Scientific Instruments: Control & Filter - 1.1%
Pall Corp.	268,580	26,138,205

Scientific Instruments: Electrical - 0.7%
AMETEK, Inc.	299,716	15,711,113

Scientific Instruments: Gauges & Meters - 0.8%
Mettler-Toledo International, Inc. (a)	56,310	17,850,833

Company	Shares	U.S. $ Value
Truckers - 0.7%
JB Hunt Transport Services, Inc.	187,180	$16,322,096

		216,683,082

Consumer Staples - 8.9%
Beverage: Soft Drinks - 2.7%
Monster Beverage Corp. (a)	452,960	62,105,345

Drug & Grocery Store Chains - 3.8%
CVS Health Corp.	879,747	87,350,080

Foods - 1.4%
Mead Johnson Nutrition Co.-Class A	347,540	33,336,037

Tobacco - 1.0%
Philip Morris International, Inc.	268,609	22,420,793

		205,212,255

Financial Services - 7.2%
Asset Management & Custodian - 1.8%
Affiliated Managers Group, Inc. (a)	95,413	21,575,742
BlackRock, Inc.-Class A	55,320	20,133,161

		41,708,903

Financial Data & Systems - 3.6%
Visa, Inc.-Class A	1,265,560	83,590,238

Securities Brokerage & Services - 1.8%
Intercontinental Exchange, Inc.	188,163	42,248,238

		167,547,379

Materials & Processing - 1.5%
Building Materials - 0.8%
Acuity Brands, Inc.	112,200	18,731,790

Fertilizers - 0.7%
Monsanto Co.	128,721	14,669,045

		33,400,835

Utilities - 1.4%
Utilities: Telecommunications - 1.4%
Level 3 Communications, Inc. (a)	596,770	33,383,314

Total Common Stocks (cost $1,691,263,604)		2,156,510,728

SHORT-TERM INVESTMENTS - 8.3%
Investment Companies - 8.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (Cost $194,511,670)	194,511,670	194,511,670

Total Investments Before Security Lending Collateral for Securities Loaned - 101.2% (cost $1,885,775,274)		2,351,022,398

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
Investment Companies - 2.1%
AB Exchange Reserves-Class I, 0.10% (c)(d) (cost $48,130,245)	48,130,245	$48,130,245

Total Investments - 103.3% (cost $1,933,905,519) (e)		2,399,152,643
Other assets less liabilities - (3.3)%		(77,405,065)

Net Assets - 100.0%		$2,321,747,578

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $473,667,077 and gross unrealized depreciation of investments was $(8,419,953), resulting in net unrealized appreciation of $465,247,124.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Large Cap Growth Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$2,156,510,728		$	– 0	–	$	– 0	–	$2,156,510,728
Short-Term Investments	194,511,670			– 0	–		– 0	–	194,511,670
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	– 0	–		48,130,245			– 0	–	48,130,245

Total Investments in Securities	2,351,022,398			48,130,245			– 0	–	2,399,152,643
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$2,351,022,398			$48,130,245		$	– 0	–	$2,399,152,643

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2015